EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated March 18, 2020, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-20-035205) to the definitive versions of the Registrant’s Prospectuses regarding the Class F and Class Y Shares of the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds, dated December 31, 2019, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on December 23, 2019 (SEC Accession No. 0001104659-19-075694).